Allianz Life Insurance Company of North America
John P. Hite
Counsel
Corporate Legal
5701 Golden Hills Drive
Minneapolis, MN  55416-1297
Telephone:  763-765-7494
john.hite@allianzlife.com
www.allianzlife.com

VIA EDGAR
June 23, 2023
Securities and Exchange Commission
Office of Insurance Products
100 F Street, NE
Washington, DC  20549-4644

Re:        Allianz Life Insurance Company of North America
    File No. 333-264349 (Allianz Index Advantage Income ADV)

Dear Sir/Madam:
Enclosed for filing, please find Post-Effective Amendment No. 3 to the above referenced Registration Statement on Form S-1.  The primary purpose of this filing is twofold. First, a new Crediting Method is being added (Index Dual Precision Strategy). Second, the Company is adding additional buffer options to existing Crediting Methods. Specifically, the Company is adding 20% and 30% buffer options to certain of its 1-year and 6-year Index Options.
Any additional required prospectus disclosure, exhibits, and updated financial information, to include financial statements as of June 30, 2023 and December 31, 2022, will be provided by an additional post-effective amendment on Form S-1. The Company will also incorporate any additional required prospectus disclosure, exhibits, and updated financial information through a subsequent filing for the corresponding Form N-4 registration.
For the convenience of the staff in reviewing the Registration Statement, a black-lined copy of the prospectus is being sent via email to the Office of Insurance Products of the Division of Investment Management.
Manually executed signature pages have been executed prior to the time of this electronic filing and will be retained by the Company for five years.
Please contact me with any questions or comments you may have concerning the enclosed. I can be reached at the following address and phone number:
Allianz Life, 5701 Golden Hills Drive, Minneapolis, MN 55416. Telephone: (763)765-7494.
Sincerely,
Allianz Life Insurance Company of North America

By:        /s/ John P. Hite
            John P. Hite